RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Options exercised	$ 5,964,278	$ 22,415,779
Accounts payable and accrued liabilities to related parties	225,619	0
Contractual commitments with related parties	0
Goldspot Discoveries Inc.
Disclosure of transactions between related parties [line items]
Administration, exploration and evaluation fees	(1,356,384)	(147,690)
Mexican Gold Mining Corp.
Disclosure of transactions between related parties [line items]
Legal fees		(127,234)
Key management
Disclosure of transactions between related parties [line items]
Options exercised	$ 666,875	$ 5,753,625